ISI
                                Total Return
                          U.S. Treasury Fund Shares
-------------------------------------------------------------------------------
Directors and Officers

Edward S. Hyman                     R. Alan Medaugh
Chairman                            President

Richard T. Hale                     Gary V. Fearnow
Vice Chairman                       Vice President

W. James Price                      Nancy Lazar
Vice Chairman                       Vice President

James J. Cunnane                    Edward J. Veilleux
Director                            Vice President

John F. Kroeger                     Scott J. Liotta
Director                            Vice President

Louis E. Levy                       Carrie L. Butler
Director                            Vice President

Eugene J. McDonald                  Joseph A. Finelli
Director                            Treasurer

Harry Woolf                         Edward J. Stoken
Director                            Secretary

                                    Laurie D. Collidge
                                    Assistant Secretary



        Investment Objective
        A mutual fund designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

        INVESTMENT ADVISOR

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

        SHAREHOLDER SERVICING AGENT

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426
        (800) 882-8585

        DISTRIBUTOR

        Armata Financial Corp.
        P.O. Box 515
        Baltimore, MD 21203

        ISI Mutual Funds
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175




ISI
 INTERNATIONAL STRATEGY AND INVESTMENT


                                      ISI

                                  TOTAL RETURN

                                 U.S. TREASURY

                                  FUND SHARES

                            (A Class of Total Return
                            U.S. Treasury Fund, Inc.)

                                   TREASURIES

                                  ANNUAL REPORT

                                October 31, 1996

INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your Fund for the fiscal year ended October 31, 1996. In this year of volatile interest rates, the Fund recorded a total return of 3.4%. From its inception on August 10, 1988 through October 31, 1996, the Fund posted a cumulative total return of 98.6%, which translates into an average annual total return of 8.7%. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Review of Bond Market During
Fiscal Year 1996

     Bond yields moved higher after hitting lows in December. The volatile behavior of rates, especially in early 1996, is shown in the graph below.

                            30-Year Treasury Yields

                              [Graph appears here]

                  DATE    YIELD   DATE    YIELD   DATE    YIELD
                  11/ 1   6.679   8/30    7.118   5/31    6.989
                                  8/23    6.955   5/24    6.834
                                  8/16    6.768   5/17    6.833
                                  8/ 9    6.690   5/10    6.928
                                  8/ 2    6.743   5/ 3    7.117

                  10/25   6.815   7/26    7.008   4/26    6.789
                  10/18   6.801   7/19    6.974   4/19    6.786
                  10/11   6.845   7/12    7.030   4/12    6.802
                  10/ 4   6.741   7/ 5    7.192   4/ 5    6.824

                  9/27    6.908   6/28    6.871   3/29    6.667
                  9/20    7.043   6/21    7.096   3/22    6.655
                  9/13    6.948   6/14    7.089   3/15    6.739
                  9/ 6    7.110   6/ 7    7.031   3/ 8    6.712
                                                  3/ 1    6.367
                  2/23    6.405   11/24   6.250
                  2/16    6.243   11/17   6.232
                  2/ 9    6.098   11/10   6.338
                  2/ 2    6.163   11/ 3   6.284

                  1/26    6.044   10/27   6.356
                  1/19    5.974
                  1/12    6.147
                  1/ 5    6.045

                  12/29   5.948
                  12/22   6.064
                  12/15   6.098
                  12/ 8   6.054
                  12/ 1   6.086

Source: Bloomberg Inc.



     As the first calendar quarter unfolded, economic growth seemed to pick up and a balanced budget deal appeared to wane. Both of these factors caused interest rates to rise. As we saw this begin to unfold, we moved the Fund's cash reserves from 21% to 32%. Long-term Treasury rates then remained in the 7% range from May to September. During this time of sustained higher rates, we invested the Fund's reserves, dropping them down to 2.7% of assets. We took this action because we thought high rates would slow the economy and be good for bond prices. Please see the table below for the review of maturity management.

                    Maturity Management for Fiscal Year 1996

 Portfolio Breakdown:       10/31/95          3/31/96          10/31/96
--------------------------------------------------------------------------------
   2 years or less           21.1%             32.4%             2.7%
   3-10 years                26.5%              --              25.7%
   10-20 years                --               25.2%            24.2%
   20+ years                 52.4%             42.4%            47.4%
 Average Maturity            13.5 yrs.         12.8 yrs.        14.3 yrs.

     As the fiscal year ended, rates began to drop back toward 6.6%. Nervousness about the elections passed with the return of balancing political power. Since the election, long-term Treasury rates have declined slightly. The trend in rates now seems to be dominated again by the upcoming pace of the economy. A detailed review of our outlook follows this letter.

Performance Review

     Treasury interest rates as a whole rose for the fiscal year, and the longer the maturity, the poorer the total return (see table below).


                            Performance by Maturity
                      (October 31, 1995-October 31, 1996)

 Treasury Maturity      Capital Change       Income         Total Return
--------------------------------------------------------------------------------
     1-Year                  0.0%              5.5%            +5.5%
     5-Year                 -0.6%              5.8%            +5.2%
    10-Year                 -2.2%              6.3%            +4.1%
    30-Year                 -4.8%              6.4%            +1.6%

     With our active management, we moved roughly one-third of the Fund's assets into reserves as we saw the economy gaining momentum. This helped the Fund cut its capital exposure, allowing it to outperform long-term Treasuries, although it did underperform shorter maturity Treasuries. For example, long-term Treasuries had a total return of 1.6% for the fiscal year, while shorter maturities like the 10-year Treasury had a total return of 4.1%, compared to the Fund's 3.4% total return.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/s/ R. Alan Medaugh
---------------------
R. Alan Medaugh
President

November 18, 1996


ECONOMIC OUTLOOK FOR 1997

     Overview

     We expect U.S. economic growth to slow to a 1% pace in the fourth quarter and to remain slow into mid-1997. This would keep inflation low as capacity utilization falls and the labor market cools. Slow growth would also be the catalyst for declining rates and Federal Reserve easing. Near term, we expect Christmas sales will be adequate but not strong, since early price cutting is already evident. Please see our forecast table below.


                    96:1Q    96:2Q    96:3Q    96:4Q*   97:1Q*   97:2Q*   97:3Q*
--------------------------------------------------------------------------------
 Real GDP           2.0%     4.7%     2.2%     1.0%     1.0%     1.0%     3.5%
 GDP Deflator**     2.2%     1.8%     1.6%     2.0%     1.5%     1.5%     2.0%
 30-Year Bond
  Yields***         6.7%     6.9%     6.9%     6.3%     6.0%     5.7%     5.9%
 Fed Funds
  Rate***           5.2%     5.2%     5.2%     5.2%     5.0%     4.8%     4.8%

  *Estimated.
 **A more accurate cost of living barometer than the CPI.
***End of quarter.



Inflation

     Inflation has subsided around the industrial world. This means that "real" interest rates are high so there is room for "nominal" interest rates to fall (see chart on page 3).

                          U.S. REAL GOVT. BOND YIELDS
                                   SEP 4.02%

                              [Graph appears here]

                              REAL GOV BOND YIELDS

                                   74:1     -2.12
                                   74:2     -2.54
                                   74:3     -2.41
                                   74:4     -2.06
                                   74:5     -2.57
                                   74:6     -2.76
                                   74:7     -3.28
                                   74:8     -2.29
                                   74:9     -3.35
                                   74:10    -3.47
                                   74:11    -4.21
                                   74:12    -4.19
                                   75:1     -3.87
                                   75:2     -3.50
                                   75:3     -2.47
                                   75:4     -1.83
                                   75:5     -1.04
                                   75:6     -1.14
                                   75:7     -1.36
                                   75:8     -0.12
                                   75:9      0.66
                                   75:10     0.70
                                   75:11     0.90
                                   75:12     1.10
                                   76:1      1.32
                                   76:2      1.76
                                   76:3      1.91
                                   76:4      2.01
                                   76:5      1.92
                                   76:6      2.05
                                   76:7      2.44
                                   76:8      2.19
                                   76:9      2.29
                                   76:10     2.24
                                   76:11     2.58
                                   76:12     2.26
                                   77:1      2.28
                                   77:2      1.56
                                   77:3      1.37
                                   77:4      0.78
                                   77:5      1.06
                                   77:6      0.94
                                   77:7      0.97
                                   77:8      1.05
                                   77:9      1.22
                                   77:10     1.38
                                   77:11     1.14
                                   77:12     1.26
                                   78:1      1.37
                                   78:2      2.01
                                   78:3      1.85
                                   78:4      1.84
                                   78:5      1.29
                                   78:6      1.06
                                   78:7      0.92
                                   78:8      0.61
                                   78:9     -0.01
                                   78:10    -0.26
                                   78:11    -0.12
                                   78:12    -0.11
                                   79:1     -0.31
                                   79:2     -0.84
                                   79:3     -1.22
                                   79:4     -1.41
                                   79:5     -1.51
                                   79:6     -2.16
                                   79:7     -2.52
                                   79:8     -2.86
                                   79:9     -2.71
                                   79:10    -2.22
                                   79:11    -2.29
                                   79:12    -3.13
                                   80:1     -3.27
                                   80:2     -2.03
                                   80:3     -2.25
                                   80:4     -3.19
                                   80:5     -4.07
                                   80:6     -4.46
                                   80:7     -2.91
                                   80:8     -1.89
                                   80:9     -1.43
                                   80:10    -1.04
                                   80:11    -0.26
                                   80:12     0.05
                                   81:1      0.35
                                   81:2      1.41
                                   81:3      2.08
                                   81:4      3.06
                                   81:5      3.81
                                   81:6      3.26
                                   81:7      2.81
                                   81:8      3.35
                                   81:9      3.70
                                   81:10     4.41
                                   81:11     3.77
                                   81:12     4.54
                                   82:1      5.96
                                   82:2      6.61
                                   82:3      6.65
                                   82:4      6.75
                                   82:5      6.33
                                   82:6      6.74
                                   82:7      6.99
                                   82:8      6 81
                                   82:9      7 13
                                   82:10     6.14
                                   82:11     6.06
                                   82:12     6.71
                                   83:1      6.92
                                   83:2      7.40
                                   83:3      7.04
                                   83:4      6.48
                                   83:5      7.09
                                   83:6      8.46
                                   83:7      9.04
                                   83:8      9.36
                                   83:9      8.87
                                   83:10     8.83
                                   83:11     8.59
                                   83:12     8.09
                                   84:1      7.46
                                   84:2      7.26
                                   84:3      7.49
                                   84:4      8.09
                                   84:5      9.09
                                   84:6      9.11
                                   84:7      8.90
                                   84:8      8.24
                                   84:9      8.01
                                   84:10     7.71
                                   84:11     7.41
                                   84:12     7.48
                                   85:1      7.92
                                   85:2      7.86
                                   85:3      8.02
                                   85:4      7.89
                                   85:5      7.48
                                   85:6      6.79
                                   85:7      7.04
                                   85:8      7.21
                                   85:9      7.36
                                   85:10     7.26
                                   85:11     6.55
                                   85:12     5.75
                                   86:1      5.43
                                   86:2      5.73
                                   86:3      5.81
                                   86:4      5.80
                                   86:5      5.84
                                   86:6      5.80
                                   86:7      5.60
                                   86:8      5.75
                                   86:9      5.86
                                   86:10     6.13
                                   86:11     6.24
                                   86:12     6.18
                                   87:1      5.93
                                   87:2      5.54
                                   87:3      4.62
                                   87:4      4.48
                                   87:5      5.02
                                   87:6      4.73
                                   87:7      4.62
                                   87:8      4.59
                                   87:9      5.23
                                   87:10     5.16
                                   87:11     4.33
                                   87:12     4.70
                                   88:1      4.70
                                   88:2      4.59
                                   88:3      4.80
                                   88:4      5.05
                                   88:5      5.25
                                   88:6      5.04
                                   88:7      5.01
                                   88:8      5.30
                                   88:9      4.88
                                   88:10     4.63
                                   88:11     4.78
                                   88:12     4.60
                                   89:1      4.45
                                   89:2      4.28
                                   89:3      4.28
                                   89:4      3.91
                                   89:5      3.56
                                   89:6      3.19
                                   89:7      3.02
                                   89:8      3.41
                                   89:9      3.72
                                   89:10     3.42
                                   89:11     3.33
                                   89:12     3.26
                                   90:1      3.07
                                   90:2      3.24
                                   90:3      3.41
                                   90:4      4.05
                                   90:5      4.37
                                   90:6      3.71
                                   90:7      3.69
                                   90:8      3.16
                                   90:9      2.86
                                   90:10     2.49
                                   90:11     2.27
                                   90:12     1.99
                                   91:1      2.63
                                   91:2      2.72
                                   91:3      3.39
                                   91:4      3.40
                                   91:5      3.24
                                   91:6      3.78
                                   91:7      4.09
                                   91:8      4.34
                                   91:9      4.56
                                   91:10     5.08
                                   91:11     4.86
                                   91:12     4.72
                                   92:1      4.91
                                   92:2      5.11
                                   92:3      4.78
                                   92:4      4.78
                                   92:5      4.87
                                   92:6      4.75
                                   92:7      4.44
                                   92:8      4.32
                                   92:9      4.35
                                   92:10     4.25
                                   92:11     4.49
                                   92:12     4.48
                                   93:1      4.16
                                   93:2      3.77
                                   93:3      3.73
                                   93:4      3.70
                                   93:5      3.70
                                   93:6      3.89
                                   93:7      3.79
                                   93:8      3.48
                                   93:9      3.24
                                   93:10     3.19
                                   93:11     3.54
                                   93:12     3.51
                                   94:1      3.77
                                   94:2      4.05
                                   94:3      4.40
                                   94:4      4.91
                                   94:5      5.12
                                   94:6      4.84
                                   94:7      4.81
                                   94:8      4.59
                                   94:9      4.75
                                   94:10     5.33
                                   94:11     5.41
                                   94:12     5.20
                                   95:1      4.98
                                   95:2      4.75
                                   95:3      4.59
                                   95:4      4.31
                                   95:5      3.83
                                   95:6      3.53
                                   95:7      3.96
                                   95:8      4.24
                                   95:9      4.01
                                   95:10     3.56
                                   95:11     3.66
                                   95:12     3.46
                                   96:1      3.33
                                   96:2      3.52
                                   96:3      3.76
                                   96:4      3.89
                                   96:5      3.97
                                   96:6      4.31
                                   96:7      4.08
                                   96:8      3.96
                                   96:9      4.03
                                   96:10     3.82
                                   96:11     NA
                                   96:12     NA

Source: ISI Inc.


     The major forces behind the decline of inflation are:

     (bullet) Global Competition
     (bullet) Technology
     (bullet) Demographics


     The opening up of world trade has meant new plants can be built in low-wage areas and the products can be exported to high-wage home markets. As a result, pressure on U.S. real wages and a drive for corporate efficiency have marked the last 10 years. The declining cost of technology has also been a factor in boosting capital spending and lowering the world inflation rate. Technology represents a growing section of the overall economy, so the percentage of the U.S. economy experiencing deflation has grown over the last 10 years. Finally, baby boomers have reached the age when they are beginning to save for retirement. This change from consumption to savings is an important shift in the economy.



Reduced Government Spending
     Growth in federal outlays has been declining since the mid-1980s. The past five years have seen an unusually low growth rate of 3.3% (see chart below).


                             FEDERAL OUTLAYS Y/Y %
                              5 Yr. Avg. 1996 3.3%

                              [Graph appears here]

                                 68:1    14.6
                                 69:1    14.6
                                 70:1    15.8
                                 71:1    13.8
                                 72:1    11.7
                                 73:1     7.3
                                 74:1     8.1
                                 75:1    11.4
                                 76:1    11.7
                                 77:1    11.7
                                 78:1    12.2
                                 79:1    12.4
                                 80:1    11.1
                                 81:1    12.4
                                 82:1    12.6
                                 83:1    12.0
                                 84:1    11.3
                                 85:1    10.2
                                 86:1     8.4
                                 87:1     6.6
                                 88:1     5.8
                                 89:1     6.2
                                 90:1     6.0
                                 91:1     6.0
                                 92:1     6.5
                                 93:1     6.0
                                 94:1     5.0
                                 95:1     4.0
                                 96:1     3.3

Source: ISI Inc.



     The risk of a Presidential landslide vote that would have put Democrats back in control of Congress has passed, and the prospects of spending controls on entitlements without large tax cuts are back in place. The 3% level on outlays would bring the budget into balance by 2000 if we don't have a recession. The pressure on the capital markets from a large and rising government deficit has passed, so the growth in overall credit demand has moved down to a modest 5% pace. Because government spending is over 25% of the GDP, slow growth here holds down overall growth. Similar constraints on government spending in Europe places a "fiscal drag" there as well.

ECONOMIC OUTLOOK FOR 1997 (concluded)

High Federal Funds Policy

     The Federal Reserve moved its key short-term rate up from 3% to 6% in 1993 and 1994. In 1995, the Fed trimmed this rate a bit to 5.25%. Inflation, as measured by the Consumption Price Deflator, has recently dipped below 2% but the Fed has maintained a 5.25% Fed Funds rate. This high rate policy has caused growth in two key areas of the economy to stall. Real construction spending and vehicle sales have both seen little growth since 1994. The policy emphasis on fighting inflation has encouraged long-term rates to fall recently. The flattening of the yield curve implies weak economic growth because of no monetary stimulus. In part, the modest 125 basis point (1.25%) yield gap between the Fed Funds rate and long-term Treasury bonds indicates only 1% real economic growth lies ahead. It has also caused investors to build up their short maturity investments, with individual investors currently building a $1.5 trillion money mountain. If slow economic growth allowed the Fed to cut money market rates there might well be a great deal of investment activity in longer maturity notes and bonds (see the Money Mountain #2 graph below).


                         SMALL CDS + MONEY MARKET FUNDS
                                 Oct 28 $1457.8

                              [Graph appears here]

                                MONEY MOUNTAIN

                            07 JAN 85       1,060.8
                            14 JAN 85       1,061.3
                            21 JAN 85       1,061.2
                            28 JAN 85       1,060.5
                            04 FEB 85       1,059.2
                            11 FEB 85       1,058.7
                            18 FEB 85       1,059.2
                            25 FEB 85       1,058.2
                            04 MAR 85       1,057.9
                            11 MAR 85       1,058.1
                            18 MAR 85       1,058.4
                            25 MAR 85       1,060.0
                            01 APR 85       1,061.9
                            08 APR 85       1,060.9
                            15 APR 85       1,059.7
                            22 APR 85       1,062.2
                            29 APR 85       1,062.3
                            06 MAY 85       1,062.4
                            13 MAY 85       1,063.0
                            20 MAY 85       1,064.0
                            27 MAY 85       1,064.2
                            03 JUN 85       1,065.3
                            10 JUN 85       1,066.1
                            17 JUN 85       1,067.1
                            24 JUN 85       1,069.4
                            01 JUL 85       1,069.8
                            08 JUL 85       1,067.6
                            15 JUL 85       1,066.8
                            22 JUL 85       1,065.2
                            29 JUL 85       1,064.1
                            05 AUG 85       1,063.5
                            12 AUG 85       1,063.8
                            19 AUG 85       1,063.0
                            26 AUG 85       1,061.9
                            02 SEP 85       1,062.2
                            09 SEP 85       1,061.2
                            16 SEP 85       1,061.1
                            23 SEP 85       1,061.2
                            30 SEP 85       1,062.6
                            07 OCT 85       1,062.3
                            14 OCT 85       1,061.7
                            21 OCT 85       1,061.0
                            28 OCT 85       1,060.1
                            04 NOV 85       1,059.6
                            11 NOV 85       1,059.9
                            18 NOV 85       1,059.7
                            25 NOV 85       1,060.5
                            02 DEC 85       1,061.7
                            09 DEC 85       1,062.8
                            16 DEC 85       1,063.0
                            23 DEC 85       1,064.4
                            30 DEC 85       1,064.7
                            06 JAN 86       1,066.9
                            13 JAN 86       1,068.0
                            20 JAN 86       1,069.1
                            27 JAN 86       1,071.4
                            03 FEB 86       1,071.8
                            10 FEB 86       1,072.3
                            17 FEB 86       1,073.3
                            24 FEB 86       1,073.1
                            03 MAR 86       1,074.9
                            10 MAR 86       1,077.4
                            17 MAR 86       1,079.8
                            24 MAR 86       1,081.9
                            31 MAR 86       1,086.0
                            07 APR 86       1,085.8
                            14 APR 86       1,087.7
                            21 APR 86       1,087.8
                            28 APR 86       1,088.0
                            05 MAY 86       1,087.7
                            12 MAY 86       1,088.8
                            19 MAY 86       1,088.5
                            26 MAY 86       1,088.3
                            02 JUN 86       1,087.3
                            09 JUN 86       1,086.4
                            16 JUN 86       1,086.9
                            23 JUN 86       1,088.4
                            30 JUN 86       1,087.7
                            07 JUL 86       1,087.9
                            14 JUL 86       1,087.5
                            21 JUL 86       1,087.9
                            28 JUL 86       1,087.6
                            04 AUG 86       1,087.5
                            11 AUG 86       1,087.7
                            18 AUG 86       1,085.2
                            25 AUG 86       1,083.7
                            01 SEP 86       1,083.1
                            08 SEP 86       1,082.6
                            15 SEP 86       1,082.7
                            22 SEP 86       1,084.9
                            29 SEP 86       1,086.1
                            06 OCT 86       1,085.0
                            13 OCT 86       1,083.0
                            20 OCT 86       1,080.6
                            27 OCT 86       1,079.0
                            03 NOV 86       1,076.9
                            10 NOV 86       1,073.4
                            17 NOV 86       1,072.3
                            24 NOV 86       1,071.8
                            01 DEC 86       1,070.0
                            08 DEC 86       1,068.6
                            15 DEC 86       1,069.0
                            22 DEC 86       1,070.2
                            29 DEC 86       1,069.9
                            05 JAN 87       1,071.8
                            12 JAN 87       1,070.7
                            19 JAN 87       1,067.7
                            26 JAN 87       1,066.4
                            02 FEB 87       1,064.8
                            09 FEB 87       1,064.7
                            16 FEB 87       1,065.2
                            23 FEB 87       1,063.3
                            02 MAR 87       1,062.6
                            09 MAR 87       1,062.4
                            16 MAR 87       1,061.9
                            23 MAR 87       1,060.7
                            30 MAR 87       1,060.8
                            06 APR 87       1,059.0
                            13 APR 87       1,058.1
                            20 APR 87       1,058.7
                            27 APR 87       1,058.4
                            04 MAY 87       1,058.9
                            11 MAY 87       1,058.4
                            18 MAY 87       1,058.3
                            25 MAY 87       1,060.7
                            01 JUN 87       1,063.5
                            08 JUN 87       1,067.2
                            15 JUN 87       1,067.4
                            22 JUN 87       1,068.6
                            29 JUN 87       1,070.1
                            06 JUL 87       1,073.9
                            13 JUL 87       1,075.8
                            20 JUL 87       1,076.9
                            27 JUL 87       1,079.3
                            03 AUG 87       1,082.3
                            10 AUG 87       1,085.5
                            17 AUG 87       1,087.5
                            24 AUG 87       1,089.2
                            31 AUG 87       1,090.7
                            07 SEP 87       1,094.4
                            14 SEP 87       1,097.7
                            21 SEP 87       1,099.9
                            28 SEP 87       1,100.9
                            05 OCT 87       1,103.8
                            12 OCT 87       1,107.2
                            19 OCT 87       1,110.6
                            26 OCT 87       1,119.3
                            02 NOV 87       1,123.2
                            09 NOV 87       1,128.0
                            16 NOV 87       1,132.2
                            23 NOV 87       1,135.3
                            30 NOV 87       1,137.1
                            07 DEC 87       1,141.4
                            14 DEC 87       1,145.4
                            21 DEC 87       1,149.2
                            28 DEC 87       1,150.6
                            04 JAN 88       1,152.7
                            11 JAN 88       1,157.0
                            18 JAN 88       1,162.6
                            25 JAN 88       1,167.4
                            01 FEB 88       1,174.1
                            08 FEB 88       1,177.7
                            15 FEB 88       1,182.6
                            22 FEB 88       1,185.8
                            29 FEB 88       1,188.5
                            07 MAR 88       1,191.6
                            14 MAR 88       1,194.1
                            21 MAR 88       1,197.4
                            28 MAR 88       1,199.6
                            04 APR 88       1,202.0
                            11 APR 88       1,204.9
                            18 APR 88       1,206.1
                            25 APR 88       1,207.9
                            02 MAY 88       1,209.1
                            09 MAY 88       1,210.6
                            16 MAY 88       1,212.5
                            23 MAY 88       1,214.4
                            30 MAY 88       1,215.4
                            06 JUN 88       1,214.5
                            13 JUN 88       1,214.0
                            20 JUN 88       1,215.0
                            27 JUN 88       1,217.6
                            04 JUL 88       1,218.6
                            11 JUL 88       1,221.0
                            18 JUL 88       1,222.9
                            25 JUL 88       1,224.2
                            01 AUG 88       1,226.3
                            08 AUG 88       1,227.2
                            15 AUG 88       1,229.8
                            22 AUG 88       1,233.5
                            29 AUG 88       1,235.3
                            05 SEP 88       1,238.1
                            12 SEP 88       1,240.9
                            19 SEP 88       1,244.3
                            26 SEP 88       1,247.2
                            03 OCT 88       1,252.0
                            10 OCT 88       1,254.7
                            17 OCT 88       1,257.6
                            24 OCT 88       1,260.6
                            31 OCT 88       1,262.8
                            07 NOV 88       1,267.2
                            14 NOV 88       1,270.8
                            21 NOV 88       1,275.0
                            28 NOV 88       1,277.5
                            05 DEC 88       1,279.0
                            12 DEC 88       1,281.7
                            19 DEC 88       1,284.5
                            26 DEC 88       1,286.9
                            02 JAN 89       1,291.1
                            09 JAN 89       1,293.7
                            16 JAN 89       1,298.0
                            23 JAN 89       1,301.2
                            30 JAN 89       1,304.9
                            06 FEB 89       1,307.5
                            13 FEB 89       1,310.8
                            20 FEB 89       1,315.8
                            27 FEB 89       1,318.2
                            06 MAR 89       1,324.2
                            13 MAR 89       1,328.0
                            20 MAR 89       1,332.4
                            27 MAR 89       1,337.4
                            03 APR 89       1,343.3
                            10 APR 89       1,349.1
                            17 APR 89       1,354.4
                            24 APR 89       1,360.0
                            01 MAY 89       1,365.2
                            08 MAY 89       1,371.0
                            15 MAY 89       1,378.0
                            22 MAY 89       1,384.9
                            29 MAY 89       1,388.0
                            05 JUN 89       1,392.8
                            12 JUN 89       1,398.1
                            19 JUN 89       1,403.0
                            26 JUN 89       1,407.3
                            03 JUL 89       1,411.5
                            10 JUL 89       1,417.2
                            17 JUL 89       1,419.9
                            24 JUL 89       1,422.8
                            31 JUL 89       1,426.0
                            07 AUG 89       1,431.2
                            14 AUG 89       1,434.7
                            21 AUG 89       1,438.4
                            28 AUG 89       1,441.1
                            04 SEP 89       1,443.6
                            11 SEP 89       1,445.4
                            18 SEP 89       1,448.3
                            25 SEP 89       1,451.2
                            02 OCT 89       1,454.5
                            09 OCT 89       1,455.7
                            16 OCT 89       1,456.7
                            23 OCT 89       1,461.2
                            30 OCT 89       1,462.9
                            06 NOV 89       1,465.7
                            13 NOV 89       1,468.6
                            20 NOV 89       1,468.6
                            27 NOV 89       1,470.2
                            04 DEC 89       1,472.9
                            11 DEC 89       1,474.2
                            18 DEC 89       1,475.3
                            25 DEC 89       1,478.1
                            01 JAN 90       1,479.3
                            08 JAN 90       1,480.7
                            15 JAN 90       1,479.8
                            22 JAN 90       1,478.8
                            29 JAN 90       1,480.8
                            05 FEB 90       1,483.3
                            12 FEB 90       1,484.6
                            19 FEB 90       1,485.0
                            26 FEB 90       1,487.0
                            05 MAR 90       1,485.9
                            12 MAR 90       1,488.1
                            19 MAR 90       1,489.0
                            26 MAR 90       1,491.1
                            02 APR 90       1,493.1
                            09 APR 90       1,493.6
                            16 APR 90       1,492.6
                            23 APR 90       1,494.6
                            30 APR 90       1,496.4
                            07 MAY 90       1,496.4
                            14 MAY 90       1,496.2
                            21 MAY 90       1,492.8
                            28 MAY 90       1,493.1
                            04 JUN 90       1,496.1
                            11 JUN 90       1,496.4
                            18 JUN 90       1,501.5
                            25 JUN 90       1,501.7
                            02 JUL 90       1,503.9
                            09 JUL 90       1,504.0
                            16 JUL 90       1,505.2
                            23 JUL 90       1,506.2
                            30 JUL 90       1,509.0
                            06 AUG 90       1,510.3
                            13 AUG 90       1,514.6
                            20 AUG 90       1,514.3
                            27 AUG 90       1,518.0
                            03 SEP 90       1,520.0
                            10 SEP 90       1,520.4
                            17 SEP 90       1,520.8
                            24 SEP 90       1,521.8
                            01 OCT 90       1,524.7
                            08 OCT 90       1,526.4
                            15 OCT 90       1,526.1
                            22 OCT 90       1,526.9
                            29 OCT 90       1,527.0
                            05 NOV 90       1,526.4
                            12 NOV 90       1,527.6
                            19 NOV 90       1,526.7
                            26 NOV 90       1,528.3
                            03 DEC 90       1,530.2
                            10 DEC 90       1,530.8
                            17 DEC 90       1,531.2
                            24 DEC 90       1,533.5
                            31 DEC 90       1,536.3
                            07 JAN 91       1,538.1
                            14 JAN 91       1,541.1
                            21 JAN 91       1,543.6
                            28 JAN 91       1,545.4
                            04 FEB 91       1,546.0
                            11 FEB 91       1,546.7
                            18 FEB 91       1,545.1
                            25 FEB 91       1,548.0
                            04 MAR 91       1,548.0
                            11 MAR 91       1,546.6
                            18 MAR 91       1,546.6
                            25 MAR 91       1,546.8
                            01 APR 91       1,544.5
                            08 APR 91       1,544.1
                            15 APR 91       1,541.3
                            22 APR 91       1,540.1
                            29 APR 91       1,536.8
                            06 MAY 91       1,534.6
                            13 MAY 91       1,533.3
                            20 MAY 91       1,530.2
                            27 MAY 91       1,527.4
                            03 JUN 91       1,524.8
                            10 JUN 91       1,521.5
                            17 JUN 91       1,520.1
                            24 JUN 91       1,518.4
                            01 JUL 91       1,517.4
                            08 JUL 91       1,514.5
                            15 JUL 91       1,511.5
                            22 JUL 91       1,508.8
                            29 JUL 91       1,504.1
                            05 AUG 91       1,499.7
                            12 AUG 91       1,498.4
                            19 AUG 91       1,495.4
                            26 AUG 91       1,494.5
                            02 SEP 91       1,491.5
                            09 SEP 91       1,489.0
                            16 SEP 91       1,487.0
                            23 SEP 91       1,483.9
                            30 SEP 91       1,479.4
                            07 OCT 91       1,475.7
                            14 OCT 91       1,473.7
                            21 OCT 91       1,470.9
                            28 OCT 91       1,466.3
                            04 NOV 91       1,460.7
                            11 NOV 91       1,460.3
                            18 NOV 91       1,456.1
                            25 NOV 91       1,454.1
                            02 DEC 91       1,450.1
                            09 DEC 91       1,446.8
                            16 DEC 91       1,446.5
                            23 DEC 91       1,438.9
                            30 DEC 91       1,433.5
                            06 JAN 92       1,426.8
                            13 JAN 92       1,419.8
                            20 JAN 92       1,415.4
                            27 JAN 92       1,413.1
                            03 FEB 92       1,408.4
                            10 FEB 92       1,402.8
                            17 FEB 92       1,398.3
                            24 FEB 92       1,395.1
                            02 MAR 92       1,391.3
                            09 MAR 92       1,383.2
                            16 MAR 92       1,376.8
                            23 MAR 92       1,372.0
                            30 MAR 92       1,365.8
                            06 APR 92       1,359.6
                            13 APR 92       1,356.0
                            20 APR 92       1,351.4
                            27 APR 92       1,346.3
                            04 MAY 92       1,342.7
                            11 MAY 92       1,338.3
                            18 MAY 92       1,332.8
                            25 MAY 92       1,329.1
                            01 JUN 92       1,327.3
                            08 JUN 92       1,324.2
                            15 JUN 92       1,320.3
                            22 JUN 92       1,317.5
                            29 JUN 92       1,313.5
                            06 JUL 92       1,308.7
                            13 JUL 92       1,305.8
                            20 JUL 92       1,300.8
                            27 JUL 92       1,297.1
                            03 AUG 92       1,293.7
                            10 AUG 92       1,288.5
                            17 AUG 92       1,286.6
                            24 AUG 92       1,284.2
                            31 AUG 92       1,283.5
                            07 SEP 92       1,277.6
                            14 SEP 92       1,274.1
                            21 SEP 92       1,268.1
                            28 SEP 92       1,265.1
                            05 OCT 92       1,258.9
                            12 OCT 92       1,261.3
                            19 OCT 92       1,258.8
                            26 OCT 92       1,254.9
                            02 NOV 92       1,252.2
                            09 NOV 92       1,245.5
                            16 NOV 92       1,240.4
                            23 NOV 92       1,236.9
                            30 NOV 92       1,236.3
                            07 DEC 92       1,233.2
                            14 DEC 92       1,228.5
                            21 DEC 92       1,226.5
                            28 DEC 92       1,223.0
                            04 JAN 93       1,222.0
                            11 JAN 93       1,220.8
                            18 JAN 93       1,217.9
                            25 JAN 93       1,214.3
                            01 FEB 93       1,210.9
                            08 FEB 93       1,208.4
                            15 FEB 93       1,206.2
                            22 FEB 93       1,206.8
                            01 MAR 93       1,205.1
                            08 MAR 93       1,204.1
                            15 MAR 93       1,201.5
                            22 MAR 93       1,199.5
                            29 MAR 93       1,197.4
                            05 APR 93       1,192.8
                            12 APR 93       1,193.2
                            19 APR 93       1,190.9
                            26 APR 93       1,189.4
                            03 MAY 93       1,189.2
                            10 MAY 93       1,187.8
                            17 MAY 93       1,185.0
                            24 MAY 93       1,186.0
                            31 MAY 93       1,184.4
                            07 JUN 93       1,182.8
                            14 JUN 93       1,180.7
                            21 JUN 93       1,177.5
                            28 JUN 93       1,173.1
                            05 JUL 93       1,170.0
                            12 JUL 93       1,168.8
                            19 JUL 93       1,168.4
                            26 JUL 93       1,165.8
                            02 AUG 93       1,165.0
                            09 AUG 93       1,161.4
                            16 AUG 93       1,159.6
                            23 AUG 93       1,160.0
                            30 AUG 93       1,157.0
                            06 SEP 93       1,155.5
                            13 SEP 93       1,157.3
                            20 SEP 93       1,154.8
                            27 SEP 93       1,155.1
                            04 OCT 93       1,153.0
                            11 OCT 93       1,152.3
                            18 OCT 93       1,149.5
                            25 OCT 93       1,149.2
                            01 NOV 93       1,150.0
                            08 NOV 93       1,148.4
                            15 NOV 93       1,148.4
                            22 NOV 93       1,151.5
                            29 NOV 93       1,148.8
                            06 DEC 93       1,147.9
                            13 DEC 93       1,148.4
                            20 DEC 93       1,146.5
                            27 DEC 93       1,144.9
                            03 JAN 94       1,144.8
                            10 JAN 94       1,145.2
                            17 JAN 94       1,144.2
                            24 JAN 94       1,141.4
                            31 JAN 94       1,139.1
                            07 FEB 94       1,138.0
                            14 FEB 94       1,137.8
                            21 FEB 94       1,136.6
                            28 FEB 94       1,136.2
                            07 MAR 94       1,136.6
                            14 MAR 94       1,137.4
                            21 MAR 94       1,137.5
                            28 MAR 94       1,135.1
                            04 APR 94       1,135.0
                            11 APR 94       1,142.4
                            18 APR 94       1,142.7
                            25 APR 94       1,144.5
                            02 MAY 94       1,145.1
                            09 MAY 94       1,145.2
                            16 MAY 94       1,145.9
                            23 MAY 94       1,147.0
                            30 MAY 94       1,142.7
                            06 JUN 94       1,142.0
                            13 JUN 94       1,142.8
                            20 JUN 94       1,141.1
                            27 JUN 94       1,142.6
                            04 JUL 94       1,144.9
                            11 JUL 94       1,148.8
                            18 JUL 94       1,150.8
                            25 JUL 94       1,151.9
                            01 AUG 94       1,153.5
                            08 AUG 94       1,155.5
                            15 AUG 94       1,157.1
                            22 AUG 94       1,159.2
                            29 AUG 94       1,156.3
                            05 SEP 94       1,157.5
                            12 SEP 94       1,163.3
                            19 SEP 94       1,166.1
                            26 SEP 94       1,168.0
                            03 OCT 94       1,170.8
                            10 OCT 94       1,175.7
                            17 OCT 94       1,178.5
                            24 OCT 94       1,180.9
                            31 OCT 94       1,184.6
                            07 NOV 94       1,188.1
                            14 NOV 94       1,192.9
                            21 NOV 94       1,197.2
                            28 NOV 94       1,199.3
                            05 DEC 94       1,204.1
                            12 DEC 94       1,209.4
                            19 DEC 94       1,211.8
                            26 DEC 94       1,215.0
                            02 JAN 95       1,218.2
                            09 JAN 95       1,223.5
                            16 JAN 95       1,230.0
                            23 JAN 95       1,235.1
                            30 JAN 95       1,239.5
                            06 FEB 95       1,242.8
                            13 FEB 95       1,248.7
                            20 FEB 95       1,252.4
                            27 FEB 95       1,260.1
                            06 MAR 95       1,262.0
                            13 MAR 95       1,271.7
                            20 MAR 95       1,274.9
                            27 MAR 95       1,279.7
                            03 APR 95       1,283.5
                            10 APR 95       1,290.6
                            17 APR 95       1,294.1
                            24 APR 95       1,298.6
                            01 MAY 95       1,301.7
                            08 MAY 95       1,307.5
                            15 MAY 95       1,311.8
                            22 MAY 95       1,320.4
                            29 MAY 95       1,323.7
                            05 JUN 95       1,330.4
                            12 JUN 95       1,338.7
                            19 JUN 95       1,342.4
                            26 JUN 95       1,345.0
                            03 JUL 95       1,350.1
                            10 JUL 95       1,354.4
                            17 JUL 95       1,358.4
                            24 JUL 95       1,364.3
                            31 JUL 95       1,366.3
                            07 AUG 95       1,371.3
                            14 AUG 95       1,373.8
                            21 AUG 95       1,377.5
                            28 AUG 95       1,379.0
                            04 SEP 95       1,384.0
                            11 SEP 95       1,385.5
                            18 SEP 95       1,386.7
                            25 SEP 95       1,386.3
                            02 OCT 95       1,389.0
                            09 OCT 95       1,392.1
                            16 OCT 95       1,393.2
                            23 OCT 95       1,395.3
                            30 OCT 95       1,397.1
                            06 NOV 95       1,399.5
                            13 NOV 95       1,403.1
                            20 NOV 95       1,403.9
                            27 NOV 95       1,406.5
                            04 DEC 95       1,407.3
                            11 DEC 95       1,409.2
                            18 DEC 95       1,411.6
                            25 DEC 95       1,412.9
                            01 JAN 96       1,412.3
                            08 JAN 96       1,401.4
                            15 JAN 96       1,408.6
                            22 JAN 96       1,404.0
                            29 JAN 96       1,403.4
                            05 FEB 96       1,400.6
                            12 FEB 96       1,405.2
                            19 FEB 96       1,407.8
                            26 FEB 96       1,415.9
                            04 MAR 96       1,414.6
                            11 MAR 96       1,414.2
                            18 MAR 96       1,416.4
                            25 MAR 96       1,414.6
                            01 APR 96       1,414.3
                            08 APR 96       1,414.3
                            15 APR 96       1,416.8
                            22 APR 96       1,417.9
                            29 APR 96       1,413.1
                            06 MAY 96       1,413.6
                            13 MAY 96       1,420.1
                            20 MAY 96       1,415.0
                            27 MAY 96       1,412.9
                            03 JUN 96       1,419.8
                            10 JUN 96       1,423.0
                            17 JUN 96       1,426.4
                            24 JUN 96       1,425.6
                            01 JUL 96       1,424.4
                            08 JUL 96       1,429.7
                            15 JUL 96       1,429.4
                            22 JUL 96       1,434.1
                            29 JUL 96       1,434.2
                            05 AUG 96       1,424.4
                            12 AUG 96       1,428.2
                            19 AUG 96       1,431.9
                            26 AUG 96       1,433.8
                            02 SEP 96       1,435.5
                            09 SEP 96       1,440.2
                            16 SEP 96       1,443.8
                            23 SEP 96       1,441.6
                            30 SEP 96       1,441.8
                            07 OCT 96       1,445.2
                            14 OCT 96       1,450.2
                            21 OCT 96       1,452.7
                            28 OCT 96       1,457.7
                            04 NOV 96       1,458.7

Source: ISI Inc.

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception on August 10, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and its currently effective 4.45% maximum sales charge.

     While the following chart is required by SEC rules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total returns, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective maximum sales charge. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                                                 % Return with
  Periods ended 9/30/96:                        Sales Charge**
--------------------------------------------------------------------------------
  One Year                                           -2.05%

  Five Years                                          6.41%

  Since Inception (8/10/88)                           7.79%



                    CHANGE IN VALUE OF A $10,000 INVESTMENT*
                        August 10, 1988-October 31, 1996

                              [Graph appears here]

                            Lehman Brothers                  Lehman Brothers
        ISI Total Return     Intermediate   Lehman Brothers      Long-Term
       U.S. Treasury Fund   Treasury Index   Treasury Index    Treasury Index
 8/86        9,555            10,000            10,000            10,000
10/88        9,852            10,313            10,407            10,685
10/89        11,021           11,388            11,676            12,493
10/90        11,178           12,266            12,345            12,592
10/91        12,954           13,889            14,140            14,876
10/92        14,116           15,268            15,608            16,593
10/93        16,564           16,685            17,659            20,526
10/94        15,534           16,400            16,871            18,143
10/95        18,344           18,329            19,464            23,016
10/96        18,975           19,359            20,449            23,810

 * These figures assume the reinvestment of dividends and capital gains distributions. The Lehman Brothers indices listed above are unmanaged. The Intermediate Index and the Long-Term Index reflect the performance of U.S. Treasury securities in their respective sectors. The Treasury Index is more of a general index in that it reflects the performance of all public obligations and does not focus on any one particular segment. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each U.S. Treasury sector. Currently, the Fund's weighted average maturity is approximately 14.3 years. Past performance is not an indicator of future results.
** Assumes maximum sales charge of 4.45%.

TOTAL RETURN U.S. TREASURY FUND, INC.

Statement of Net Assets                                         October 31, 1996


                                      Maturity                    Par                     Value
Interest Rate                           Date                     (000)                  (Note A)
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 76.7%
            10.000%                     5/15/10                 $14,000                $ 17,250,632
            12.000                      8/15/13                  20,500                  29,548,823
            11.750                     11/15/14                  36,000                  52,166,268
             7.500                     11/15/16                  47,000                  51,002,332
             9.000                     11/15/18                  69,750                  87,765,099
             8.875                      2/15/19                  10,000                  12,448,440
             8.750                      8/15/20                   7,000                   8,648,283
                                                                                       ------------
  Total U.S. Treasury Bonds
    (Cost $268,955,232)                                                                 258,829,877
                                                                                       ------------
U.S. TREASURY NOTES - 6.0%
             6.375                      9/30/01                  20,000                  20,243,760
                                                                                       ------------
 Total U.S. Treasury Notes
    (Cost $20,193,564)                                                                   20,243,760
                                                                                       ------------
ZERO COUPON U.S. TREASURY BONDS (S.T.R.I.P.S.) - 14.6%
             5.770*                    11/15/98                  55,200                  49,167,358
                                                                                       ------------
 Total U.S. Treasury S.T.R.I.P.S.
    (Cost $49,141,770)                                                                   49,167,358
                                                                                       ------------
REPURCHASE AGREEMENTS - 1.2%
   Goldman Sachs & Co., 5.45%
   Dated 10/31/96, to be repurchased on 11/1/96,
   collateralized by U.S. Treasury Bonds with a
   market value of $4,035,255.
    (Cost $3,955,000)                                             3,955                  3,955,000
                                                                                       ------------
Total Investments in Securities - 98.5%
    (Cost $342,245,566)**                                                               332,195,995
Other Assets in Excess of Liabilities, Net - 1.5%                                         5,204,312
                                                                                       ------------
Net Assets - 100.0%                                                                    $337,400,307
                                                                                       ============

TOTAL RETURN U.S. TREASURY FUND, INC.

Statement of Net Assets (concluded)                             October 31, 1996

                                                              Value
                                                             (Note A)
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per:
  ISI Class Share
    ($193,486,009 / 19,676,205 shares outstanding)            $ 9.83
                                                              ======
  Flag Investors Class A Share
    ($143,791,212 / 14,628,079 shares outstanding)            $ 9.83
                                                              ======
  Flag Investors Class B Share
    ($123,086 / 12,494 shares outstanding)                    $ 9.85
                                                              ======
Maximum Offering Price Per:
  ISI Class Share
    ($9.83 / .9555)                                           $10.29
                                                              ======
  Flag Investors Class A Share
    ($9.83 / .955)                                            $10.29
                                                              ======
  Flag Investors Class B Share                                $ 9.85
                                                              ======
--------------------------------------------------------------------------------

 * Yield as of October 31, 1996.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.

Statement of Operations                      For the Year Ended October 31, 1996


-------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE A):
     Interest                                                            $ 22,809,288
                                                                         ------------
EXPENSES:
     Investment advisory fee (Note B)                                         953,088
     Distribution fee (Note B)                                                878,283
     Administration fee (Note B)                                              419,655
     Transfer agent fee (Note B)                                              230,210
     Accounting fee (Note B)                                                   92,694
     Printing andpostage                                                       69,069
     Legal                                                                     41,257
     Custodian fee                                                             37,605
     Registration fee                                                          35,190
     Audit                                                                     27,065
     Miscellaneous                                                             25,790
     Directors' fees                                                           23,577
     Insurance                                                                 11,763
                                                                         ------------
       Total expenses                                                       2,845,246
                                                                         ------------
       Net investment income                                               19,964,042
                                                                         ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized gain from security transactions                           3,072,425
     Change in unrealized appreciation or depreciation of investments     (11,517,095)
                                                                         ------------
     Net loss on investments                                               (8,444,670)
                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 11,519,372
                                                                         ============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.

Statements of Changes in Net Assets


                                                                   For the Year Ended October 31,
                                                                 -----------------------------------
                                                                    1996                1995
----------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $ 19,964,042           $ 21,682,495
     Net gain from security transactions                          3,072,425              2,796,088
     Change in unrealized appreciation or depreciation
       on investments                                           (11,517,095)            36,191,069
     Net increase in net assets
       resulting from operations                                 11,519,372             60,669,652

DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income:
       ISI Class Shares                                         (11,276,368)           (11,897,210)
       Flag Investors Class A Shares                             (8,687,010)            (9,785,285)
       Flag Investors Class B Shares                                   (664)                    --
     Distributions in excess of net investment income:
       ISI Class Shares                                            (723,712)                    --
       Flag Investors Class A Shares                               (561,610)                    --
       Flag Investors Class B Shares                                     (8)                    --
     Net realized short-term gains:
       ISI Class Shares                                          (1,869,945)            (1,385,249)
       Flag Investors Class A Shares                             (1,451,089)            (1,162,209)
       Flag Investors Class B Shares                                    (21)                    --
     Total distributions                                        (24,570,427)           (24,229,953)

CAPITAL SHARE TRANSACTIONS (NOTE C):
     Proceeds from sale of shares                                29,511,549             31,613,586
     Value of shares issued in reinvestment of dividends         14,241,221             15,133,836
     Cost of shares repurchased                                 (64,122,099)           (87,824,419)
     Decrease in net assets derived
       from capital share transactions                          (20,369,329)           (41,076,997)
     Total decrease in net assets                               (33,420,384)            (4,637,298)

NET ASSETS:
     Beginning of year                                          370,820,691            375,457,989
     End of year                                               $337,400,307           $370,820,691

----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.

Financial Highlights--ISI Class and Flag Investors Class A Shares
(For a share outstanding throughout each year)

                                                          For the Year Ended October 31,
                                                   1996        1995       1994          1993       1992
----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of year          $  10.19    $   9.22   $  11.35      $  10.47   $  10.41

Income from Investment Operations:
  Net investment income                             0.56        0.57       0.51          0.62       0.76
  Net realized and unrealized gain/(loss)
    on investments                                 (0.23)       1.04      (1.16)         1.12       0.05
  Total from Investment Operations                  0.33        1.61      (0.65)         1.74       0.81

Less Distributions:
  Dividends from net investment income
    and short-term gains                           (0.65)      (0.64)     (1.20)        (0.79)     (0.70)
  Distributions in excess of net
    investment income                              (0.04)         --         --            --         --
  Distributions from net realized
    long-term gains                                   --          --      (0.28)        (0.07)     (0.05)
  Total distributions                              (0.69)      (0.64)     (1.48)(2)     (0.86)     (0.75)
  Net asset value at end of year                $   9.83    $  10.19   $   9.22      $  11.35   $  10.47

Total Return(1)                                     3.44%      18.09%     (6.22)%       17.33%      8.96%

Ratios to Average Daily Net Assets:
  Expenses                                          0.81%       0.80%      0.77%         0.77%      0.77%
  Net investment income                             5.69%       5.94%      4.98%         5.21%      5.65%

Supplemental Data:
  Net assets at end of year (000):
    ISI Class Shares                            $193,486    $206,615   $200,309      $232,103   $207,518
    Flag Investors Class A Shares                143,791     164,206    175,149       224,790    250,210
  Portfolio turnover rate                            199%        194%        68%          249%       191%
---------------------------------------------------------------------------------------------------------

(1) Total return excludes the effect of sales charge.
(2) Distributions to shareholders include $.05 per share return of capital. See Notes to Financial Statements.

TOTAL RETURN U.S. TREASURY FUND, INC.

Financial Highlights--Flag Investors Class B Shares
(For a share outstanding throughout the period)

                                                           For the Period
                                                      June 20, 1996(1) through
                                                          October 31, 1996
--------------------------------------------------------------------------------

Per Share Operating Performance:
  Net asset value at beginning of period                        $10.00

Income from Investment Operations:
  Net investment income                                           0.22
  Net realized and unrealized loss on investments                (0.15)
  Total from Investment Operations                                0.07

Less Distributions:
  Dividends from net investment income and short-term gains      (0.22)
  Net asset value at end of period                              $ 9.85

Total Return(2)                                                   6.37%

Ratios to Average Daily Net Assets:
  Expenses                                                        1.40%(3)
  Net investment income                                           5.45%(3)

Supplemental Data:
  Net assets at end of period (000)                             $  123
  Portfolio turnover rate                                          199%(3)
--------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

A. Significant Accounting Policies -- Total Return U.S. Treasury Fund, Inc. (the "Fund") was organized as a Maryland Corporation on June 3, 1988 and commenced operations on August 10, 1988, consisting of ISI Total Return U.S. Treasury Fund Shares ("ISIClass") and Flag Investors Total Return U.S. Treasury Fund Class A Shares ("Flag Investors Class A"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Flag Investors Class A and the ISI Class Shares each have a different sales charge. On June 20, 1996, the Fund began offering Flag Investors Total Return U.S. Treasury Fund
    Class B Shares ("Flag Investors Class B"), which are not subject to a front-end sales charge but have a contingent deferred sales charge.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

    Security Valuation -- Portfolio securities that are listed on a national securities exchange are valued on the basis of their last sale price as provided by an independent pricing source or, in the absence of recorded sales, at the average of readily available closing bid and asked prices. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

    Repurchase Agreements -- The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

    Federal Income Taxes -- No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

    Other -- Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, when applicable, the pro rata amortization of premiums and accretion of discounts.

    Dividends and Distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

B. Investment Advisory Fee, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") serves as the Fund's
    investment advisor  and   Investment   Company   Capital  Corp.  ("ICC"),  a
    subsidiary of Alex. Brown Financial Corp., serves as the Fund's administrator. As compensation for its advisory services, ISI receives an annual fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: .20% of the first $100 million, .18% of the next $100 million, .16% of the next $100 million, .14% of the next $200 million and .12% of that portion in excess of $500 million. In addition, the Fund pays the investment advisor 1.5% of the Fund's gross income.

    As compensation for its administrative services, ICC receives an annual fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: .10% of the first $100 million, .09% of the next $100 million, .08% of the next $100 million, .07% of the next $200 million and .06% of that portion in excess of $500 million. In addition, the Fund pays the administrator .50% of the Fund's gross income.

    As compensation for its accounting services, ICC receives from the Fund an annual fee, calculated daily and paid monthly, based on the Fund's average daily net assets. ICC received $92,694 for accounting services for the year ended October 31, 1996.

    As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICCreceived $230,210 for transfer agent services for the year ended October 31, 1996.

    As compensation for providing distribution services, Armata Financial Corp., an affiliate of Alex. Brown & Sons Incorporated ("Alex. Brown"), receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to .25% of the average daily net assets of the ISI Class Shares. Alex. Brown receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of .25% of the average daily net assets of the Flag Investors Class A Shares and .35% of the average daily net assets of the Flag Investors Class B Shares plus an additional .25% shareholder servicing fee. For the year ended October 31, 1996, distribution fees aggregated $878,283, of which $495,975, $382,235 and $73 were allocated to the ISI Class, Flag Investors Class A Shares and Flag Investors Class B Shares, respectively.

    The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through October 31, 1996 was approximately $12,337, and the accrued liability was approximately $49,608.

C. Capital Share Transactions -- At October 31, 1996, there were 100 million shares of $.001 par value common stock authorized (44 million ISI Class, 44 million Flag Investors Class A, 5 million Flag Investors Class B, 500,000 Flag Investors Class D and 6.5 million undesignated). Transactions in shares of the Fund were as follows:

                                        ISI Class Shares
                                ----------------------------------
                                   For the              For the
                                 Year Ended           Year Ended
                                Oct. 31, 1996        Oct. 31, 1995
                                -------------        -------------
Shares sold                        2,043,599            2,579,624
Shares issued to share-
  holders on reinvest-
  ment of dividends                  865,140              929,740
Shares redeemed                   (3,510,096)          (4,961,123)
Net decrease in shares
  outstanding                       (601,357)          (1,451,759)
Proceeds from sale
  of shares                     $ 20,394,040         $ 24,590,536
Value of reinvested
  dividends                        8,518,116            8,893,813
Cost of shares
  redeemed                       (34,725,846)         (47,310,070)
Net decrease from
  capital share
  transactions                  $ (5,813,690)        $(13,825,721)

                                   Flag Investors Class A Shares
                                 ---------------------------------
                                    For the             For the
                                  Year Ended          Year Ended
                                 Oct. 31, 1996       Oct. 31, 1995
                                 -------------       -------------
Shares sold                          914,108              726,425
Shares issued to share-
  holders on reinvest-
  ment of dividends                  580,880              653,526
Shares redeemed                   (2,986,509)          (4,262,626)
Net decrease in shares
  outstanding                     (1,491,521)          (2,882,675)
Proceeds from sale
  of shares                     $  8,996,345         $  7,023,050
Value of reinvested
  dividends                        5,722,783            6,240,023
Cost of shares
  redeemed                       (29,396,253)         (40,514,349)
Net decrease from
  capital share
  transactions                  $(14,677,125)        $(27,251,276)




                         Flag Investors Class B Shares
                         -----------------------------
                                For the Period
                            June 20, 1996* through
                               October 31, 1996
                         -----------------------------

Shares sold                           12,460
Shares issued to share-
  holders on reinvest-
  ment of dividends                       34
Shares redeemed                           --
Net increase in shares
  outstanding                         12,494
Proceeds from sale
  of shares                         $121,164
Value of reinvested
  dividends                              322
Cost of shares
  redeemed                                --
Net increase from
  capital share
  transactions                      $121,486
--------------
*Commencement of operations.


D.  Investment  Transactions  -- Purchases and sales of  investment  securities,
    other   than    short-term   obligations,   aggregated   $648,212,760    and
    $650,041,643, respectively, for the year ended October 31, 1996.

    At October 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost was $75,783 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value was $10,125,354.

E.  Net Assets -- At October 31, 1996, net assets consisted of:

    Paid-in capital:
      ISI Class Shares                    $201,762,510
      Flag Investors Class A
        Shares                             146,851,212
      Flag Investors Class B
        Shares                                 121,486

    Distributions in excess
      of net investment income              (1,285,330)

    Unrealized depreciation of
      investments                          (10,049,571)
                                          ------------
                                          $337,400,307
                                          ============

F. Tax Information (Unaudited) -- None of the ordinary income distributions paid monthly by the Fund during the fiscal year ended October 31, 1996, qualify for the dividends received deduction for corporations. Additionally, the Fund paid a long-term capital gains distribution of $.022787 per share October 4, 1996, to shareholders of record September 30, 1996.

    The law varies in each state as to whether dividend income attributable to federal obligations, and what percentage, is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

NOTES TO FINANCIAL STATEMENTS
(concluded)

    Listed below are the percentages of the Fund's total assets invested in federal obligations as of the end of each quarter for the fiscal year.

                               Percentage of Federal
    Quarter Ended                  Obligations*
    -----------------          ---------------------
    January 31, 1996                  95.18%
    April 30, 1996                    89.05%
    July 31, 1996                     92.94%
    October 31, 1996                  96.31%


----------------
   *For purposes of this calculation, federal obligations include U.S.  Treasury
    Notes, U.S. Treasury Bills and U.S. Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home LoanBanks and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

    Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 1996, 86.14% was attributable to federal obligations. In calculating this percentage, Fund expenses have been allocated on a pro rata basis.

        This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

        For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Total Return U.S.  Treasury Fund, Inc.:

     We have audited the statement of net assets of the Total Return U.S. Treasury Fund, Inc. as of October 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return U.S. Treasury Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Parsippany, New Jersey
November 22, 1996